UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments

July 31, 2007 (unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-99.14%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-94.38%
Asia-1.02%
Diversified Telecommunication Services-1.02%
TVG Asian Communications Fund II, L.P. † ‡ #
(Cost $1,789,681)	3,622,118	$2,034,127

Brazil-6.82%
Diversified Telecommunication Services-3.90%
Brasil Telecom Participações S.A.	94,100	2,094,577
Brasil Telecom Participações S.A., ADR	22,000	1,455,300
Tele Norte Leste Participações S.A.	47,300	1,608,491
Tele Norte Leste Participações S.A., ADR	124,800	2,649,504
		7,807,872

Media-0.57%
Net Servicos de Comunicacao S.A., PN, ADR † ¥	70,533	1,135,581

Wireless Telecommunication Services-2.35%
Tim Participações S.A., ADR ¥	68,668	2,373,853
Vivo Participações S.A., ADR ¥	518,124	2,326,377
		4,700,230

Total Brazil
(Cost $10,444,266)		13,643,683

China-18.51%
Diversified Telecommunication Services-1.31%
China Telecom Corp. Ltd.	4,543,000	2,629,817

Wireless Telecommunication Services-17.20%
China Mobile Ltd.	1,509,500	17,344,442
China Mobile Ltd., ADR ¥	297,900	17,096,481
		34,440,923
Total China
(Cost $15,034,885)		37,070,740

Egypt-2.85%
Diversified Telecommunication Services-0.80%
Telecom Egypt †	520,760	1,594,960

Wireless Telecommunication Services-2.05%
Orascom Telecom Holding SAE	311,149	4,116,529

Total Egypt
(Cost $4,767,847)		5,711,489

India-5.77%
Diversified Telecommunication Services-3.32%
Mahanagar Telephone Nigam Ltd.	294,900	1,084,500
Reliance Communications Ltd.	407,937	5,576,132
		6,660,632

Wireless Telecommunication Services-2.45%
Bharti Airtel Ltd. †	221,239	4,899,426

Total India
(Cost $6,261,993)		11,560,058

Indonesia-5.01%
Diversified Telecommunication Services-5.01%
PT Telekomunikasi Indonesia
(Cost $4,946,113)	8,437,500	10,030,283

Israel-3.80%
Diversified Telecommunication Services-0.00%
Lynx Photonic Networks *	375,394	0
Lynx Series E *	493,000	0
		0

Technology-0.45%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,751,470	900,536

Venture Capital-2.98%
BPA Israel Ventures LLC † ‡ #	1,674,587	1,118,775
Concord Ventures Fund II, L.P.† ‡	4,000,000	1,194,616
Formula Ventures L.P. † ‡	1,500,000	16,920
Giza GE Venture Fund III, L.P. † ‡	2,750,000	2,158,613
K.T. Concord Venture Fund L.P. † ‡	2,000,000	379,314
Neurone Ventures II, L.P. † ‡ #	603,684	166,959
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	934,540
		5,969,737

Wireless Telecommunication Services-0.37%
Partner Communications Company Ltd.	44,786	739,287

Total Israel
(Cost $11,984,839)		7,609,560

Latin America-1.48%
Venture Capital-0.48%
JPMorgan Latin America Capital Partners (Cayman), L.P. † ‡	866,152	223,320
JPMorgan Latin America Capital Partners (Delaware), L.P. † ‡ #	1,360,259	744,130
		967,450

Wireless Telecommunication Services-1.00%
NII Holdings Inc. Class B †	23,772	1,997,323

Total Latin America
(Cost $2,053,256)		2,964,773

Mexico-19.48%
Diversified Telecommunication Services-2.30%
Axtel, S.A.B. de C.V.†	136,177	1,002,892
Teléfonos de México S.A. de C.V., Class L, ADR	105,200	3,594,684
		4,597,576

Wireless Telecommunication Services-17.18%
America Movil S.A. de C.V., Series L, ADR ¥	574,600	34,407,048

Total Mexico
(Cost $10,703,137)		39,004,624

Philippines-2.53%
Commercial Services & Supplies-0.55%
Paxys Inc.†	2,847,900	1,099,098

Diversified Telecommunication Services-1.98%
Philippine Long Distance Telephone Co.	69,762	3,967,486

Total Philippines
(Cost $3,509,511)		5,066,584

Poland-0.59%
Diversified Telecommunication Services-0.59%
Telekomunikacja Polska S.A. †
(Cost $1,004,035)	149,308	1,178,201

Russia-10.89%
Diversified Telecommunication Services-1.18%
Comstar United Telesystems, GDR §	108,751	1,190,823
Sibirtelecom	3,535,175	373,315
Uralsvyazinform	7,598,158	453,610
VolgaTelecom, ADR ¥	34,732	352,183
		2,369,931

Wireless Telecommunication Services-9.71%
Mobile Telesystems, ADR †	145,639	9,313,614
Sistema JSFC, GDR §	72,142	2,272,473
Sistema JSFC, GDR	23,272	733,068
Vimpel-Communications, ADR	67,202	7,116,692
		19,435,847

Total Russia
(Cost $13,848,043)		21,805,778

South Africa-9.45%
Diversified Telecommunication Services-2.63%
Telkom South Africa Ltd.	222,880	5,260,895

Wireless Telecommunication Services-6.82%
MTN Group Ltd.	966,687	13,660,376

Total South Africa
(Cost $12,231,188)		18,921,271

South Korea-3.08%
Wireless Telecommunication Services-3.08%
KT Freetel Co., Ltd.	45,500	1,427,390
SK Telecom Co., Ltd.	21,190	4,743,988

Total South Korea
(Cost $5,525,755)		6,171,378

Thailand-0.00%
Diversified Telecommunication Services-0.00%
True Corporation Public Company Ltd., Foreign Registered, Warrants (expiring 04/03/08) † *
(Cost $0)	1,717,483	0

Turkey-1.26%
Wireless Telecommunication Services-1.26%
Turkcell Iletisim Hizmetleri AS
(Cost $1,558,451)	356,768	2,520,959

Global-1.84%
Diversified Telecommunication Services-0.49%
TeleSoft Partners L.P. † ‡	1,250,000	48,625
TeleSoft Partners II QP, L.P. † ‡ #	2,040,000	925,099
		973,724

Venture Capital-1.35%
Emerging Markets Ventures I, L.P. † ‡ #	7,248,829	2,707,293

Total Global
(Cost $5,481,847)		3,681,017

Total Emerging Countries
(Cost $111,144,847)		188,974,525

Equity Securities of Telecommunication Companies in Developed Countries-0.35%
United States-0.35%
Internet Software & Services-0.35%
Technology Crossover Ventures IV, L.P. † ‡ #
(Cost $665,447)	1,892,600	704,293

Equity Securites of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-4.41%
Argentina-0.00%
Investment & Holding Companies-0.00%
Exxel Capital Partners V, L.P. † ‡
(Cost $380,520)	1,897,761	0

Brazil-0.60%
Electric Utilities-0.60%
Terna Participações S.A.
(Cost $780,736)	76,700	1,209,401

Israel-0.03%
Investment & Holding Companies-0.03%
The Renaissance Fund LDC † ‡
(Cost $482,671)	160	49,286

Mexico-3.34%
Household Durables-1.41%
Urbi, Desarrollos Urbanos, S.A. de C.V. †	667,323	2,820,791

Transportation Infrastructure-1.93%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	61,100	1,631,370
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	46,100	2,241,382
		3,872,752
Total Mexico
(Cost $4,842,796)		6,693,543

Philippines-0.44%
Independent Power Producers & Energy Traders-0.44%
First Gen Corporation †
(Cost $576,524)	634,900	881,057

Total Other Essential Services
(Cost $7,063,247)		8,833,287

Total Equity or Equity-Linked Securities
(Cost $118,873,541)		198,512,105

	Principal Amount (000’s)
Short-Term Investments-12.19%

United States-12.19%
Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 07/31/2007 to be repurchased at $16,775), 2.69%**, 08/01/07, collateralized by U.S. Treasury Strips***	$17	16,774

Bear, Stearns & Co. Inc., repurchase agreement (Agreement dated 07/31/2007 to be repurchased at $24,387,746), 5.38%****, 08/01/07, collateralized by U.S. Treasury Strips***	24,384	24,384,106

Total Short-Term Investments
(Cost $24,400,880)		24,400,880

Total Investments-111.33%
(Cost $143,274,421)	222,912,985

Liabilities in Excess of Cash and Other Assets-(11.33)%	(22,684,387)

NET ASSETS-100.00%	$200,228,598

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of July 31, 2007, the aggregate amount of open commitments for the Fund is $3,569,009.
¥	Security or a portion thereof is out on loan.
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

§	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
**	Interest rate after any rebate earned by borrower of securities.
***	Represents security purchased with cash collateral received for securities on loan.
****	Interest rate before any rebate earned by borrower of securities.

ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
PN	Preferred Shares.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At July 31, 2007, the Fund held 7.15% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $20,919,434 and fair value of $14,306,446. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	07/31/07	Unit/Share	Net Assets	Received	Commitments

BPA Israel Ventures LLC	1,674,587	10/05/00 - 12/09/05	$1,229,194	$1,118,775	$0.67	0.56	$—	$625,413

Concord Ventures Fund II, L.P.	3,840,000	03/29/00 - 04/12/06	2,655,351	1,146,831	0.30	0.57
	160,000	12/15/06	160,000	47,785	0.30	0.03
	4,000,000		2,815,351	1,194,616		0.60	151,554	—

Emerging Markets Ventures I, L.P.	7,248,829	01/22/98 - 01/10/06	4,059,052	2,707,293	0.37	1.35	5,568,419	851,172

Exxel Capital Partners V, L.P.	1,897,761	05/11/98 - 12/03/98	380,520	0	0.00	—	205,185	—

Formula Ventures L.P.	1,500,000	08/06/99 - 06/14/04	350,828	16,920	0.01	0.01	496,915	—

Giza GE Venture Fund III, L.P.	2,640,000	01/31/00 - 07/03/06	1,924,140	2,072,268	0.78	1.04
	110,000	11/23/06	110,000	86,345	0.78	0.04
	2,750,000		2,034,140	2,158,613		1.08	269,219	—

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	862,507	04/10/00 - 06/27/06	444,594	222,380	0.26	0.11
	3,645	12/21/06	3,016	940	0.26	—
	866,152		447,610	223,320		0.11	1,250,209	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,355,207	04/10/00 - 03/09/06	472,315	741,366	0.55	0.37
	5,052	12/21/06	5,052	2,764	0.55	—
	1,360,259		477,367	744,130		0.37	1,191,615	631,329

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97 - 09/29/00	1,592,648	379,314	0.19	0.19	1,089,099	—

Neurone Ventures II, L.P.	573,684	11/24/00 - 04/17/06	160,959	158,662	0.28	0.08
	30,000	12/26/06	30,000	8,297	0.28	—
	603,684		190,959	166,959		0.08	255,657	157,500

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,750,000	12/21/00 - 05/04/06	1,303,605	899,780	0.51	0.45
	1,470	02/28/07	0	756	0.51	—
	1,751,470		1,303,605	900,536		0.45	300,221	250,000

Technology Crossover Ventures IV, L.P.	1,807,600	03/08/00 - 07/24/06	580,447	672,662	0.37	0.34
	14,600	01/10/07	14,600	5,433	0.37	—
	70,400	07/02/07	70,400	26,198	0.37	0.01
	1,892,600		665,447	704,293		0.35	1,515,567	107,400

Telesoft Partners L.P.	1,250,000	07/22/97 - 06/07/01	452,211	48,625	0.04	0.02	7,203,101	—

Telesoft Partners II QP, L.P.	1,920,000	07/14/00 - 06/06/06	860,845	870,681	0.45	0.43
	120,000	4/18/2007	109,739	54,418	0.45	0.03
	2,040,000		970,584	925,099		0.46	989,561	360,000

The Renaissance Fund LDC	160	03/30/94 - 03/21/97	482,671	49,286	308.04	0.03	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,622,118	06/07/00 - 10/27/05	1,789,681	2,034,127	0.56	1.02	2,229,650	377,882

Walden-Israel Ventures III, L.P.	1,070,438	02/23/01 - 08/01/06	726,465	857,442	0.80	0.43
	96,250	11/02/06	91,909	77,098	0.80	0.04
	1,166,688		818,374	934,540		0.47	789,972	208,313

Total			$20,060,242	$14,306,446		7.15	$25,003,556	$3,569,009

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $143,405,072, $87,599,567, $(8,091,654) and $79,507,913, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007